Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,351.92
Total Transaction Valuation	17,030,575.00
Total Offset Amount	0.00
Net Fee	$ 2,351.92
Offering Table N/A
Offset Table N/A	N/A